S000065838 [Member] Investment Objectives and Goals - Northern Trust Developed Markets ex-US Quality Low Volatility ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Northern Trust Developed Markets ex-US Quality Low Volatility ETF (formerly, FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Northern Trust Developed Markets ex-US Quality Low Volatility IndexSM (the “Underlying Index”).